Composition of GACN (Tables)	12 Months Ended
Dec. 31, 2025
Composition of GACN
Schedule of information about the composition of GACN

		Number of
	Place of	subsidiaries
	incorporation and	December 31,
Principal activity	operation	2025, 2024, 2023
Airports	Mexico	13
Hotels	Mexico	2
Services	Mexico	9
		24

Schedule of consolidated subsidiaries

Name of subsidiary	Ownership Percentage 2025, 2024 and 2023
Airport services;
Aeropuerto de Monterrey, S. A. de C. V.	100%
Aeropuerto de Acapulco, S. A. de C. V.	100%
Aeropuerto de Mazatlán, S. A. de C. V.	100%
Aeropuerto de Zihuatanejo, S. A. de C. V.	100%
Aeropuerto de Culiacán, S. A. de C. V.	100%
Aeropuerto de Ciudad Juárez, S. A. de C. V.	100%
Aeropuerto de Chihuahua, S. A. de C. V.	100%
Aeropuerto de Torreón, S. A. de C. V.	100%
Aeropuerto de Durango, S. A. de C. V.	100%
Aeropuerto de Tampico, S. A. de C. V.	100%
Aeropuerto de Reynosa, S. A. de C. V.	100%
Aeropuerto de Zacatecas, S. A. de C. V.	100%
Aeropuerto de San Luis Potosí, S. A. de C. V.	100%
Hotels and Services:
Operadora de Aeropuertos del Centro Norte, S. A. de C. V.	100%
Servicios Aeroportuarios del Centro Norte, S. A. de C. V.	100%
Servicios Aero Especializados del Centro Norte, S. A. de C. V.	100%
OMA Logística, S. A. de C. V. (1)	100%
Holding Consorcio Grupo Hotelero T2, S. A. de C. V. (2)	100%
(1)

Includes subsidiaries with interest in; OMA VYNMSA Aero Industrial Park, S.A. de C.V (VYNMSA) of which the Company owns 51% of the shares, Consorcio Hotelero Aeropuerto de Monterrey, S.A.P.I de C.V. with 85% and Servicios Hoteleros Aeropuerto de Monterrey, S.A. de C.V. with 85%.

(2)

Provides hotel services and includes its subsidiaries: Servicios Complementarios del Centro Norte S.A. de C.V., with 100% of the shares, Consorcio Grupo Hotelero T2, S.A. de C.V. and Servicios Corporativos Terminal 2, S.A. de C.V. with 90% of the shares.